10. CAPITAL STOCK (Details 1) (USD $)	Dec. 31, 2014
Capital Stock Details 1
Gross proceeds from the PPO	$ 2,926,760
Issuance costs	(68,000)
Proceeds allocated to warranty liability	(570,268)
Proceeds allocated to common stock	$ 2,288,492